Business acquisitions and development projects - Additional Information (Details) $ / shares in Units, customer in Thousands, $ in Thousands											1 Months Ended	12 Months Ended
	Dec. 04, 2018 USD ($) customer km	Aug. 31, 2017 USD ($)	Aug. 10, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 15, 2017 MWac	Jan. 01, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Dec. 14, 2016 MWac	Nov. 29, 2016 USD ($)	Mar. 31, 2018 MWac	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
New Brunswick Gas
Business Acquisition [Line Items]
Number of customers providing natural gas to | customer	12,000
Length of natural gas distribution pipeline | km	800
Business combination, purchase price	$ 331,000
Perris Water Distribution System
Business Acquisition [Line Items]
Business combination, purchase price			$ 11,500
St. Lawrence Gas Company, Inc.
Business Acquisition [Line Items]
Business combination, purchase price		$ 70,000
Empire
Business Acquisition [Line Items]
Business combination, purchase price						$ 2,414,000
Business acquisition, cash paid per common share (usd per share) | $ / shares						$ 34.00
Business combination, liabilities incurred						$ 855,000
Intangible asset, useful life												39 years
Great Bay Solar Project
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac											75
Great Bay Solar Facility | Partnership
Business Acquisition [Line Items]
Partnership agreement, funded amount												$ 15,250	$ 42,750
Luning Solar Facility
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac					50
Luning Solar Facility | Partnership | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount							$ 7,826
Bakersfield Solar Project
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac									20
Bakersfield Solar Project II
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac									10
Bakersfield Solar Project II | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount				$ 9,800						$ 2,454
Bridge Loan | Acquisition Facility | Line of Credit
Business Acquisition [Line Items]
Proceed from long-term lines of credit								$ 1,336,440
Bridge Loan | Acquisition Facility | Line of Credit | Empire
Business Acquisition [Line Items]
Proceed from long-term lines of credit						$ 1,336,440